Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 35,052,335	$ 32,396,827
Additions	2,119,396	2,350,991
Depreciation		(823,842)
Disposals and transfers to held for sale	(1,015,376)	(866,170)
Transfers to net investment in finance and sales-type leases/inventory	(46,837)	(94,209)
Impairment (Note 19)	(22,084)	(16,086)
Net book value at end of period	35,255,248	32,947,511
Accumulated depreciation as of June 30, 2019 and 2018	(7,132,213)
Accumulated depreciation as of June 30, 2019 and 2018		$ (6,359,040)
Assets Leased to Others
Lessor, Lease, Description [Line Items]
Property, Plant and Equipment, Net	35,255,248		$ 35,052,335
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Depreciation	$ (832,186)